Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005510 | Top10HoldingPinnacle Financial PartnersBNY-72348N109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005510 | Top10HoldingColumbia Banking SystemBNY-197236102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005510 | Top10HoldingCareTrust REITBNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005510 | Top10HoldingTexas Capital BancsharesBNY-88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005510 | Top10HoldingCurbline PropertiesBNY-23128Q101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005510 | Top10HoldingDyne TherapeuticsBNY-26818M108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005510 | Top10HoldingMatador ResourcesBNY-576485205
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005510 | Top10HoldingHA Sustainable Infrastructure CapitalBNY-41068X100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005510 | Top10HoldingPennyMac Financial ServicesBNY-70932M107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005510 | Top10HoldingLive Oak BancsharesBNY-53803X105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005510 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000005510 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005510 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005510 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005510 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005510 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005510 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005510 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005510 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005510 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005511 | Top10HoldingPinnacle Financial PartnersBNY-72348N109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005511 | Top10HoldingColumbia Banking SystemBNY-197236102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005511 | Top10HoldingCareTrust REITBNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005511 | Top10HoldingTexas Capital BancsharesBNY-88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005511 | Top10HoldingCurbline PropertiesBNY-23128Q101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005511 | Top10HoldingDyne TherapeuticsBNY-26818M108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005511 | Top10HoldingMatador ResourcesBNY-576485205
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005511 | Top10HoldingHA Sustainable Infrastructure CapitalBNY-41068X100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005511 | Top10HoldingPennyMac Financial ServicesBNY-70932M107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005511 | Top10HoldingLive Oak BancsharesBNY-53803X105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005511 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000005511 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005511 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005511 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005511 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005511 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005511 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005511 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005511 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005511 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000159683 | Top10HoldingPinnacle Financial PartnersBNY-72348N109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159683 | Top10HoldingColumbia Banking SystemBNY-197236102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159683 | Top10HoldingCareTrust REITBNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159683 | Top10HoldingTexas Capital BancsharesBNY-88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159683 | Top10HoldingCurbline PropertiesBNY-23128Q101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159683 | Top10HoldingDyne TherapeuticsBNY-26818M108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159683 | Top10HoldingMatador ResourcesBNY-576485205
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159683 | Top10HoldingHA Sustainable Infrastructure CapitalBNY-41068X100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159683 | Top10HoldingPennyMac Financial ServicesBNY-70932M107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159683 | Top10HoldingLive Oak BancsharesBNY-53803X105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159683 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000159683 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000159683 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000159683 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000159683 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000159683 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000159683 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159683 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000159683 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000159683 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219318 | Top10HoldingPinnacle Financial PartnersBNY-72348N109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219318 | Top10HoldingColumbia Banking SystemBNY-197236102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219318 | Top10HoldingCareTrust REITBNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219318 | Top10HoldingTexas Capital BancsharesBNY-88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219318 | Top10HoldingCurbline PropertiesBNY-23128Q101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219318 | Top10HoldingDyne TherapeuticsBNY-26818M108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219318 | Top10HoldingMatador ResourcesBNY-576485205
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219318 | Top10HoldingHA Sustainable Infrastructure CapitalBNY-41068X100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219318 | Top10HoldingPennyMac Financial ServicesBNY-70932M107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219318 | Top10HoldingLive Oak BancsharesBNY-53803X105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219318 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000219318 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000219318 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000219318 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000219318 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000219318 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000219318 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219318 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219318 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219318 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%